Recent and Pending Acquisitions (Table)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations, which includes RCS Capital, Cetera, Summit, J.P. Turner, Hatteras, First Allied, ICH and StratCap for the years ended December 31, 2013 and 2012 are as follows (in millions, except number of shares and earnings per share):

	Year Ended December 31,
	2013	2012
Total revenues	$2,682.5	$1,834.3
Loss before taxes	(32.1)	(136.1)
Provision for income taxes (40%)	—	—
Net loss	(32.1)	(136.1)
Less: income attributable to non-controlling interest	—	—
Less: preferred dividends and deemed dividend	18.9	18.9
Net loss attributable to Class A common stockholders	$(51.0)	$(155.0)

Per share data
Pro forma basic earnings per share	$(1.24)	$(3.78)
Pro forma diluted earnings per share	$(1.24)	$(3.78)

Pro forma weighted average basic shares	40,996,753	40,996,753
Pro forma weighted average diluted shares	40,996,753	40,996,753

Cetera Financial Group
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The total Cetera consideration consisted of the following (in thousands):

Cash paid by the Company	$1,132,742
Adjustments	17,258
Total adjusted purchase price	$1,150,000
The preliminary assignment of the total consideration for the Cetera acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$241,641
Cash and segregated securities	7,999
Trading securities	741
Receivables	49,883
Property and equipment	20,079
Prepaid expenses	15,083
Deferred compensation plan investments	76,010
Notes receivable	45,175
Other assets	36,553
Accounts payable	(94,074)
Accrued expenses	(32,421)
Other liabilities	(112,979)
Deferred compensation plan accrued liabilities	(75,294)
Total fair value excluding goodwill and intangible assets	178,396
Goodwill	259,646
Intangible assets	942,991
Deferred tax liability	(248,291)
Total consideration	$1,132,742

Business Acquisition, Pro Forma Information

Cash paid by the Company	$1,132,742
Adjustments	17,258
Total adjusted purchase price	$1,150,000

The Company’s supplemental pro forma results of operations for Cetera for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$1,123.9	$985.9
Loss before taxes	(116.8)	(131.1)

Summit Financial Services Group
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The preliminary assignment of the total consideration for the Summit acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$13,353
Receivables	3,147
Property and equipment	362
Prepaid expenses	1,531
Notes receivable	1,585
Other assets	3
Accounts payable	(7,465)
Accrued expenses	(3,099)
Total fair value excluding goodwill and intangible assets	9,417
Goodwill	28,997
Intangible assets	31,240
Deferred tax liability	(12,496)
Total consideration	$57,158
The total Summit consideration consisted of the following (in thousands):

Cash paid by the Company	$46,727
Stock issued by the Company	10,431
Total consideration	$57,158

Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations for Summit for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$82.8	$71.7
Income (loss) before taxes	0.7	(0.2)

JP Turner & Company, LLC
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The preliminary assignment of the total consideration for the J.P. Turner acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$10,171
Receivables	712
Property and equipment	232
Prepaid expenses	892
Notes receivable	1,660
Other assets	2,171
Accounts payable	(1,710)
Accrued expenses	(8,543)
Other liabilities	(656)
Total fair value excluding goodwill and intangible assets	4,929
Goodwill	11,265
Intangible assets	14,200
Total consideration	$30,394
The total J.P. Turner consideration consisted of the following (in thousands):

Cash paid by the Company	$12,786
Stock issued by the Company	4,860
Contingent and deferred consideration	12,748
Total consideration	$30,394

Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations for J.P. Turner for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$57.8	$63.2
Loss before taxes	(5.0)	(0.3)

Hatteras Funds Group
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The preliminary assignment of the total consideration for the Hatteras acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$805
Receivables	7,747
Property and equipment	192
Prepaid expenses	326
Other assets	120
Accounts payable	(3,721)
Accrued expenses	(5,277)
Total fair value excluding goodwill and intangible assets	192
Goodwill	15,348
Intangible assets	48,770
Total consideration	$64,310
The Company’s supplemental pro forma results of operations for Hatteras for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$47.6	$41.9
Income before taxes	1.4	1.2
The total Hatteras consideration consisted of the following (in thousands):

Cash paid by the Company	$30,000
Contingent and deferred consideration	34,310
Total consideration	$64,310

First Allied Holdings, Inc.
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations for First Allied for the full years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$330.0	$301.2
Income (loss) before taxes	0.6	(1.2)

Validus/Strategic Capital Partners, LLC
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations for StratCap for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$66.2	$19.5
Loss before taxes	(10.9)	(15.2)

Investors Capital Holdings
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The preliminary assignment of the total consideration for the ICH acquisition as of the date of the acquisition was as follows (in thousands):

Cash	$6,881
Short term investments and securities owned	499
Receivables	8,203
Property and equipment	32
Other assets	6,363
Accounts payable and accrued expenses	(1,922)
Other liabilities	(7,593)
Notes payable and long-term debt	(2,918)
Non-qualified deferred compensation	(2,611)
Total fair value excluding goodwill, intangible assets, and deferred tax liability	6,934
Goodwill	25,127
Intangible assets	33,800
Deferred tax liability	(13,324)
Total consideration	$52,537
The total ICH consideration consisted of the following (in thousands):

Cash paid by the Company	$8,412
Stock issued by the Company	44,125
Total consideration	$52,537

Business Acquisition, Pro Forma Information
The Company’s supplemental pro forma results of operations for ICH for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$87.8	$83.0
Loss before taxes	(5.2)	(2.1)